INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS	CONTENT ASSETS	OTHER INTANGIBLES	TOTAL
Net book amount at January 1, 2022	23,922	—	—	—	1,497	25,419
Additions	1,052	—	—	—	996	2,048
Business combinations (Note 4)	42,599	10,776	6,314	3,562	—	63,251
Amortization charge	(864)	—	(550)	(1,896)	(177)	(3,488)
Translation differences	(4,036)	4	(21)	(11)	(91)	(4,155)
Net book amount at	62,673	10,780	5,742	1,655	2,225	83,076
Cost	68,706	10,780	7,197	3,529	2,584	92,795
Accumulated amortization	(6,033)	—	(1,455)	(1,874)	(358)	(9,719)
Net book amount at June 30, 2022	62,673	10,780	5,742	1,655	2,225	83,076
Net book amount at January 1, 2021	23,543	—	—	—	17	23,560
Additions	956	—	—	—	744	1,700
Amortization charge	(946)	—	—	—	(21)	(967)
Translation differences	(720)	—	—	—	(47)	(767)
Net book amount at	22,833	—	—	—	693	23,526
Cost	27,853	—	1,049	—	730	29,632
Accumulated amortization	(5,020)	—	(1,049)	—	(37)	(6,106)
Net book amount at June 30, 2021	22,833	—	—	—	693	23,526
Amortization expense of intangible assets for the three months ended June 30, 2022 and 2021 was $3,486 and $967, respectively. Amortization expense of intangible assets for the six months ended June 30, 2022 and 2021 was $3,488 and $967, respectively.
For the six months ended June 30, 2022 and 2021, cash paid for the acquisition of intangible assets and capitalized software developments was $2,516 and $1,741, respectively.
As of June 30, 2022, the net book value of assets with finite useful lives was $10,001 of which $378 related to a finite life mobile app, $5,742 related to a customers' contracts, $1,655 related to content assets and $2,225 related to other intangibles, and the net book value of assets with indefinite useful lives was $62,295 related to domain names and related websites.